Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	$ 71	$ 134
FHLMC stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value		53
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Significant Other Observable Inputs (Level 2) [Member] | FHLMC stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value		53
Significant Unobservable Inputs (Level 3) [Member] | FHLMC stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Agency mortgage-backed: residential [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	71	81
Agency mortgage-backed: residential [Member] | Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Agency mortgage-backed: residential [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	71	81
Agency mortgage-backed: residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value